FAIR VALUE OF ASSETS AND LIABILITIES - Items measured at fair value on a non-recurring basis (Details) - Non-recurring fair value measurement - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	$ 173,742	$ 159,451
Machinery and equipment
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	10,085	11,702
Real estate for residential purposes
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	133,863	117,476
Real estate different from residential properties
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	29,794	30,273
Level 3
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	173,742	159,451
Level 3 | Machinery and equipment
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	10,085	11,702
Level 3 | Real estate for residential purposes
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	133,863	117,476
Level 3 | Real estate different from residential properties
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	$ 29,794	$ 30,273